Share-Based Compensation And Awards (Weighted-Average Assumptions) (Details) - yr	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Share Based Payment Arrangements [Abstract]
Dividend yield		5.43%
Risk-free interest rate		0.50%
Expected life of options		7
Expected volatility factor of the future expected market price of Class B Shares		20.00%